OTHER DEBT – VEHICLE LOAN (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 27, 2021	Nov. 30, 2017	Dec. 31, 2016	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Dec. 30, 2019
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile				$ 32,473,346		$ 32,473,346		$ 31,254,346			$ 50,000	$ 100,000
Fair value of warrants								75,000	$ 0	$ 0
Loss on sale of vehicle	$ 360,125					38,740	$ 3,992	3,992	(33,068,313)
Robotic Assistance Devices LLC [Member] | Secured Debt [Member]
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile		$ 47,661	$ 47,704
Term of debt		5 years	5 years
Payment of debt interest and principal		$ 923	$ 1,019
Maturity date		Oct. 24, 2022	Nov. 09, 2021
Outstanding balance of the loan		$ 21,907
Loss on sale of vehicle								3,257
Current portion vehicle loan								21,578		21,578	$ 21,578
Proceeds of disposal of vehicle offset against vehicle loan									18,766
Remaining asset value									5,515
Reclassification of fixed assets to vehicle for disposal									13,251
Long-term vehicle loan								16,944	16,944	$ 16,944
Total vehicle loan				$ 38,522		$ 38,522		$ 38,522	$ 38,522